Financial Instruments (Interest Rate Risk) (Details) - Aug. 05, 2022 $ in Millions, $ in Millions	CAD ($)	USD ($)
Risk management
Cumulative loss	$ 2
Canadian National series, 3.85% 10-year notes [Member]
Risk management
Debt issued, face amount	1,028	$ 800
Canadian National series, 4.40% 30-year notes [Member]
Risk management
Debt issued, face amount	900	700
Treasury Lock [Member]
Risk management
Notional amount	$ 868	$ 675